Provisions for employee benefits (Details) - COP ($) $ in Billions	Jun. 30, 2026	Dec. 31, 2025
Post-employment benefits
Post-employment benefits	$ 13,496	$ 13,953
Current	3,054	3,481
Non-current	10,442	10,472
Health
Post-employment benefits
Post-employment benefits	9,238	9,004
Pension
Post-employment benefits
Post-employment benefits	1,727	1,980
Education
Post-employment benefits
Post-employment benefits	429	433
Bonds
Post-employment benefits
Post-employment benefits	269	285
Other plans
Post-employment benefits
Post-employment benefits	176	166
Termination benefits - Voluntary retirement plan
Post-employment benefits
Post-employment benefits	750	828
Post employment and termination benefits
Post-employment benefits
Post-employment benefits	12,589	12,696
Social benefits and salaries
Post-employment benefits
Post-employment benefits	896	1,219
Other employee benefits
Post-employment benefits
Post-employment benefits	$ 11	$ 38